Condensed Consolidating Guarantor Financial Information - Condensed Income Statement (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Franchise fees									$ 1,154	$ 1,087	$ 905
Base and other management fees									242	230	227
Incentive management fees									142	138	133
Owned and leased hotels									1,452	1,596	1,776
Other revenues									82	71	80
Total revenues excluding reimbursement revenue									3,072	3,122	3,121
Other revenues from managed and franchised properties									4,310	4,011	3,567
Total revenues	$ 1,839	$ 1,867	$ 1,950	$ 1,726	$ 1,811	$ 1,847	$ 1,845	$ 1,630	7,382	7,133	6,688
Expenses
Owned and leased hotels									1,295	1,414	1,586
Depreciation and amortization									364	385	363
Impairment loss									15	9	0
General and administrative									403	537	411
Other expenses									51	40	58
Total expenses excluding cost of reimbursable expense									2,128	2,385	2,418
Other expenses from managed and franchised properties									4,310	4,011	3,567
Total expenses									6,438	6,396	5,985
Gain on sales of assets, net									(8)	(163)	0
Operating income	244	265	273	170	231	391	135	143	952	900	703
Interest expense									(394)	(377)	(416)
Gain (loss) on foreign currency transactions									(16)	(41)	26
Other non-operating income, net									14	51	20
Income from continuing operations before income taxes									556	533	333
Income tax benefit (expense)									(564)	348	(154)
Income (loss) from continuing operations before equity in earnings from subsidiaries									(8)	881	179
Equity in earnings (losses) from subsidiaries									0	0	0
Income (loss) from continuing operations, net of taxes	(388)	89	100	191	689	153	40	(1)	(8)	881	179
Income from discontinued operations, net of taxes	6	103	144	119	127	130	127	151	372	535	503
Net income	(382)	192	244	310	816	283	167	150	364	1,416	682
Net income attributable to noncontrolling interests									(16)	(12)	(9)
Net income attributable to Hilton Stockholders	$ (387)	$ 187	$ 239	$ 309	$ 814	$ 279	$ 161	$ 150	348	1,404	673
Comprehensive income									146	1,260	329
Comprehensive income attributable to noncontrolling interests									(15)	(12)	(14)
Comprehensive income attributable to Hilton stockholders									131	1,248	315
Eliminations [member]
Revenues
Franchise fees									(10)	(12)	(6)
Base and other management fees									0	0	(4)
Incentive management fees									0	0	0
Owned and leased hotels									0	0	0
Other revenues									0	0	0
Total revenues excluding reimbursement revenue									(10)	(12)	(10)
Other revenues from managed and franchised properties									0	0	0
Total revenues									(10)	(12)	(10)
Expenses
Owned and leased hotels									0	0	0
Depreciation and amortization									0	0	0
Impairment loss									0	0
General and administrative									0	0	0
Other expenses									(10)	(12)	(10)
Total expenses excluding cost of reimbursable expense									(10)	(12)	(10)
Other expenses from managed and franchised properties									0	0	0
Total expenses									(10)	(12)	(10)
Gain on sales of assets, net									0	0
Operating income									0	0	0
Interest expense										0	0
Gain (loss) on foreign currency transactions									0	0	0
Other non-operating income, net									0	0	0
Income from continuing operations before income taxes									0	0	0
Income tax benefit (expense)									0	0	0
Income (loss) from continuing operations before equity in earnings from subsidiaries									0	0	0
Equity in earnings (losses) from subsidiaries									477	(2,312)	(429)
Income (loss) from continuing operations, net of taxes									477	(2,312)	(429)
Income from discontinued operations, net of taxes									(1,528)	(1,509)	(1,444)
Net income									(1,051)	(3,821)	(1,873)
Net income attributable to noncontrolling interests									0	0	0
Net income attributable to Hilton Stockholders									(1,051)	(3,821)	(1,873)
Comprehensive income									(834)	(3,665)	(1,515)
Comprehensive income attributable to noncontrolling interests									0	0	0
Comprehensive income attributable to Hilton stockholders									(834)	(3,665)	(1,515)
Parent [member]
Revenues
Franchise fees									0	0	0
Base and other management fees									0	0	0
Incentive management fees									0	0	0
Owned and leased hotels									0	0	0
Other revenues									0	0	0
Total revenues excluding reimbursement revenue									0	0	0
Other revenues from managed and franchised properties									0	0	0
Total revenues									0	0	0
Expenses
Owned and leased hotels									0	0	0
Depreciation and amortization									0	0	0
Impairment loss									0	0
General and administrative									0	0	0
Other expenses									0	0	0
Total expenses excluding cost of reimbursable expense									0	0	0
Other expenses from managed and franchised properties									0	0	0
Total expenses									0	0	0
Gain on sales of assets, net									0	0
Operating income									0	0	0
Interest expense									0	0	0
Gain (loss) on foreign currency transactions									0	0	0
Other non-operating income, net									0	0	0
Income from continuing operations before income taxes									0	0	0
Income tax benefit (expense)									193	(7)	(5)
Income (loss) from continuing operations before equity in earnings from subsidiaries									193	(7)	(5)
Equity in earnings (losses) from subsidiaries									(211)	883	179
Income (loss) from continuing operations, net of taxes									(18)	876	174
Income from discontinued operations, net of taxes									366	528	499
Net income									348	1,404	673
Net income attributable to noncontrolling interests									0	0	0
Net income attributable to Hilton Stockholders									348	1,404	673
Comprehensive income									131	1,248	315
Comprehensive income attributable to noncontrolling interests									0	0	0
Comprehensive income attributable to Hilton stockholders									131	1,248	315
HWF Issuers [Member]
Revenues
Franchise fees									0	0	0
Base and other management fees									0	0	0
Incentive management fees									0	0	0
Owned and leased hotels									0	0	0
Other revenues									0	0	0
Total revenues excluding reimbursement revenue									0	0	0
Other revenues from managed and franchised properties									0	0	0
Total revenues									0	0	0
Expenses
Owned and leased hotels									0	0	0
Depreciation and amortization									0	0	0
Impairment loss									0	0
General and administrative									0	0	0
Other expenses									0	0	0
Total expenses excluding cost of reimbursable expense									0	0	0
Other expenses from managed and franchised properties									0	0	0
Total expenses									0	0	0
Gain on sales of assets, net									0	0
Operating income									0	0	0
Interest expense									(261)	(281)	(334)
Gain (loss) on foreign currency transactions									0	0	0
Other non-operating income, net									1	0	0
Income from continuing operations before income taxes									(260)	(281)	(334)
Income tax benefit (expense)									100	108	128
Income (loss) from continuing operations before equity in earnings from subsidiaries									(160)	(173)	(206)
Equity in earnings (losses) from subsidiaries									(51)	1,056	385
Income (loss) from continuing operations, net of taxes									(211)	883	179
Income from discontinued operations, net of taxes									366	528	499
Net income									155	1,411	678
Net income attributable to noncontrolling interests									0	0	0
Net income attributable to Hilton Stockholders									155	1,411	678
Comprehensive income									153	1,404	669
Comprehensive income attributable to noncontrolling interests									0	0	0
Comprehensive income attributable to Hilton stockholders									153	1,404	669
HOC [Member]
Revenues
Franchise fees									21
Base and other management fees									0
Incentive management fees									0
Owned and leased hotels									0
Other revenues									10
Total revenues excluding reimbursement revenue									31
Other revenues from managed and franchised properties									32
Total revenues									63
Expenses
Owned and leased hotels									0
Depreciation and amortization									1
Impairment loss									0
General and administrative									90
Other expenses									1
Total expenses excluding cost of reimbursable expense									92
Other expenses from managed and franchised properties									32
Total expenses									124
Gain on sales of assets, net									0
Operating income									(61)
Interest expense									(30)
Gain (loss) on foreign currency transactions									11
Other non-operating income, net									1
Income from continuing operations before income taxes									(79)
Income tax benefit (expense)									32
Income (loss) from continuing operations before equity in earnings from subsidiaries									(47)
Equity in earnings (losses) from subsidiaries									(4)
Income (loss) from continuing operations, net of taxes									(51)
Income from discontinued operations, net of taxes									366
Net income									315
Net income attributable to noncontrolling interests									0
Net income attributable to Hilton Stockholders									315
Comprehensive income									320
Comprehensive income attributable to noncontrolling interests									0
Comprehensive income attributable to Hilton stockholders									320
Guarantor Subsidiaries [member]
Revenues
Franchise fees									1,031	998	826
Base and other management fees									126	125	129
Incentive management fees									16	18	17
Owned and leased hotels									0	0	0
Other revenues									61	61	71
Total revenues excluding reimbursement revenue									1,234	1,202	1,043
Other revenues from managed and franchised properties									3,777	3,510	3,120
Total revenues									5,011	4,712	4,163
Expenses
Owned and leased hotels									0	0	0
Depreciation and amortization									272	288	263
Impairment loss									0	0
General and administrative									204	424	303
Other expenses									31	37	49
Total expenses excluding cost of reimbursable expense									507	749	615
Other expenses from managed and franchised properties									3,777	3,510	3,120
Total expenses									4,284	4,259	3,735
Gain on sales of assets, net									0	0
Operating income									727	453	428
Interest expense									(51)	(50)	(54)
Gain (loss) on foreign currency transactions									(150)	77	443
Other non-operating income, net									8	14	9
Income from continuing operations before income taxes									534	494	826
Income tax benefit (expense)									(319)	189	(306)
Income (loss) from continuing operations before equity in earnings from subsidiaries									215	683	520
Equity in earnings (losses) from subsidiaries									(211)	373	(135)
Income (loss) from continuing operations, net of taxes									4	1,056	385
Income from discontinued operations, net of taxes									428	528	499
Net income									432	1,584	884
Net income attributable to noncontrolling interests									0	0	0
Net income attributable to Hilton Stockholders									432	1,584	884
Comprehensive income									361	1,546	813
Comprehensive income attributable to noncontrolling interests									0	0	0
Comprehensive income attributable to Hilton stockholders									361	1,546	813
Non-Guarantor Subsidiaries [member]
Revenues
Franchise fees									112	101	85
Base and other management fees									116	105	102
Incentive management fees									126	120	116
Owned and leased hotels									1,452	1,596	1,776
Other revenues									11	10	9
Total revenues excluding reimbursement revenue									1,817	1,932	2,088
Other revenues from managed and franchised properties									501	501	447
Total revenues									2,318	2,433	2,535
Expenses
Owned and leased hotels									1,295	1,414	1,586
Depreciation and amortization									91	97	100
Impairment loss									15	9
General and administrative									109	113	108
Other expenses									29	15	19
Total expenses excluding cost of reimbursable expense									1,539	1,648	1,813
Other expenses from managed and franchised properties									501	501	447
Total expenses									2,040	2,149	2,260
Gain on sales of assets, net									(8)	(163)
Operating income									286	447	275
Interest expense									(52)	(46)	(28)
Gain (loss) on foreign currency transactions									123	(118)	(417)
Other non-operating income, net									4	37	11
Income from continuing operations before income taxes									361	320	(159)
Income tax benefit (expense)									(570)	58	29
Income (loss) from continuing operations before equity in earnings from subsidiaries									(209)	378	(130)
Equity in earnings (losses) from subsidiaries									0	0	0
Income (loss) from continuing operations, net of taxes									(209)	378	(130)
Income from discontinued operations, net of taxes									374	460	450
Net income									165	838	320
Net income attributable to noncontrolling interests									(16)	(12)	(9)
Net income attributable to Hilton Stockholders									149	826	311
Comprehensive income									15	727	47
Comprehensive income attributable to noncontrolling interests									(15)	(12)	(14)
Comprehensive income attributable to Hilton stockholders									$ 0	$ 715	$ 33